S000044833 [Member] Expense Example - DoubleLine Low Duration Emerging Markets Fixed Income Fund	Mar. 31, 2026 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 60
Expense Example, with Redemption, 3 Years	226
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	926
Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	305
Expense Example, with Redemption, 5 Years	541
Expense Example, with Redemption, 10 Years	1,221
I2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	248
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	$ 1,010